Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Profit	€ 22.3	€ 62.4
Adjustments for:
Exceptional items	46.6	1.5
Share based payment expense and related employer payroll tax expense	3.4	2.2
Depreciation and amortization	16.6	10.0
Loss on disposal of property, plant and equipment	0.0	0.1
Finance costs	16.4	12.3
Finance income	(1.6)	(6.2)
Taxation	17.6	18.5
Operating cash flow before changes in working capital, provisions and net of acquisitions	121.3	100.8
Decrease in inventories	6.6	19.6
Increase in trade and other receivables	(24.2)	(25.1)
Increase/(decrease) in trade and other payables	4.9	(5.3)
Increase in employee benefits and other provisions	1.2	0.1
Cash generated from operations before tax and exceptional items	109.8	90.1
Cash flows relating to exceptional items	(5.4)	(6.0)
Profit for the period	22.4	62.4
Tax paid	(3.6)	(2.6)
Net cash generated from operating activities	100.8	81.5
Cash flows from investing activities
Contingent consideration for purchase of Lutosa brand	(1.5)	0.0
Purchase of property, plant and equipment	(5.8)	(3.7)
Purchase of intangibles	(0.4)	(1.1)
Cash used in investing activities	(7.7)	(4.8)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	353.6	0.0
Share issuance costs	(11.2)	0.0
Issuance of new loan principal	0.0	100.4
Repayments of loan principal	(1.2)	0.0
Payment of lease liabilities	(5.1)	0.0
Cash paid related to factored receivables	(2.6)	0.0
Proceeds on settlement of derivatives	5.0	3.7
Interest paid	(8.6)	(7.1)
Interest received	0.8	0.0
Net cash provided by financing activities	330.7	97.0
Net increase in cash and cash equivalents	423.8	173.7
Cash and cash equivalents at beginning of period	327.6	219.2
Effect of exchange rate fluctuations	1.8	0.9
Cash and cash equivalents at end of period	€ 753.2	€ 393.8